LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Long-term Debt [Line Items]
Current portion of unamortized deferred financing costs	$ 2,260	$ 0
2012 Studio City Notes [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs	$ 2,644	$ 7,493
Debt instrument maturity date	Dec. 01, 2020	Dec. 01, 2020
2016 5.875% SC Secured Notes [Member] | 2016 Studio City Secured Notes [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs	$ 2,260	$ 4,580
Debt instrument maturity date	Nov. 30, 2019	Nov. 30, 2019
2016 7.250% SC Secured Notes [Member] | 2016 Studio City Secured Notes [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs	$ 10,580	$ 13,702
Debt instrument maturity date	Nov. 30, 2021	Nov. 30, 2021
Revolving Credit Facility [Member] | 2016 Studio City Credit Facilities [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs included in long-term prepayments, deposits and other assets	$ 1,299	$ 1,686